Schedule of Remaining Lease Term and Discount Rates for Operating Leases (Details)	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Weighted-average remaining lease term, Operating leases	2 years 6 months	3 years 3 months
Weighted-average discount rate, Operating leases	7.30%	7.30%